Loans Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Loans Receivable

3. Loans Receivable

The Company had no loan receivable balance at June 30, 2023 and December 31, 2022. Loans receivable include loans to franchisees totaling, in the aggregate, net of reserves for uncollectible loans. There were no reserves for uncollectible loans at June 30, 2023 and December 31, 2022. Loans receivable were paid in full during the third quarter of 2022 and the corresponding reserve for loan loss was reversed.

NOTE 3 – LOANS RECEIVABLE

The Company had no loan receivable balance at December 31, 2022 and 2021. Loans receivable includes loans to franchisees totaling, in the aggregate, net of reserves for uncollectible loans. There were no reserves for uncollectible loans at December 31, 2022 and $71,184 at December 31, 2021. Loans receivable was paid in full during the third quarter of 2022 and the corresponding reserve for loan loss was reversed.